Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurement [Abstract]
Schedule of placement in the fair value hierarchy measured at fair value on a recurring basis
		Fair value measurement at reporting date using
		Quoted prices in	Significant
		active markets	other	Significant
		for identical	observable	unobservable
	Balance	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
As of September 30, 2022:
Recurring fair value measurements:
Derivative Liabilities:
Conversion feature derivative liability	$7,531	$-	$-	$7,531
Common stock derivative liability	$45	$-	$-	$45
Total derivative liabilities	$7,576	$-	$-	$7,576
Total recurring fair value measurements	$7,576	$-	$-	$7,576

As of December 31, 2021
Recurring fair value measurements
Derivative liability:
Conversion feature derivative liability	$8,355	$-	$-	$8,355
Total recurring fair value measurements	$8,355	$-	$-	$8,355

		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2021: (in thousands)
Recurring fair value measurements
Derivative liabilities:
Conversion feature derivative liability	$8,355	$-	$-	$8,355
Total derivative liabilities	8,355	-	-	8,355
Total recurring fair value measurements	$8,355	$-	$-	$8,355

As of December 31, 2020: (in thousands)
Recurring fair value measurements
Derivative liabilities:
Conversion feature derivative liability	$-	$-	$-	$-
Total derivative liabilities	-	-	-	-
Total recurring fair value measurements	$-	$-	$-	$-

Schedule of fair value of the Company's derivative liabilities
	Conversion feature derivative liability	Common stock derivative liability	Total level 3 derivative liability
Balance as of December 31, 2021	$8,355	$-	$8,355

Transferred to equity on debt conversion	(2,383)	(6)	(2,389)
Transferred from equity on recognition of derivative liability	-	314	314
Increase (Decrease) in fair value included in earnings	1,559	(263)	1,296

Balance as of September 30, 2022	$7,531	$45	$7,576